UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2004


                          Pamet Capital Management, LLC
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Name of Institutional Investment Manager


       222 Berkeley Street, 22nd Floor      Boston          MA            02116
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Business Address           (Street)         (City)        (State)         (Zip)


13F File Number: 028-10112
                ---------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Jason Price                Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
  (Name)                          (Title)                             (Phone)


Signature, Place and Date of Signing:


/s/ Jason Price
-----------------------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
5/14/2004


Report Type:

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:   1
                                  ---------

List of Other Included Managers:  Abrams Capital, LLC
                                -------------------------

Form 13F Information Table Entry Total:   33
                                       --------

Form 13F Information Table Value Total:   416,891,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 3/31/04

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Allegheny Energy Inc                    COM       017361106   3212   234300            234300             234300
Allegheny Energy Inc                    COM       017361106  52205  3807800           3807800      1     3807800
Arch Wireless Inc.                     CL A       039392709   2737    84750             84750              84750
Arch Wireless Inc.                     CL A       039392709  47628  1474560           1474560      1     1474560
Assurant Inc                            COM       04621X108    827    32900             32900              32900
Assurant Inc                            COM       04621X108  14263   567100            567100      1      567100
Berkshire Hathaway Inc Del             CL B       084670207   1577      507               507                507
Berkshire Hathaway Inc Del             CL B       084670207  18532     5957              5957      1        5957
Berkshire Hathaway Inc  Del            CL A       084670108   5598       60                60      1          60
BKF Cap Group Inc                       COM       05548G102    722    28000             28000              28000
BKF Cap Group Inc                       COM       05548G102  11316   438600            438600      1      438600
Block H&R Inc                           COM       093671105   2000    39200             39200              39200
Block H&R Inc                           COM       093671105  34124   668700            668700      1      668700
Citigroup Inc                         W EXP       172967127    241   246340            246340             246340
Citigroup Inc                         W EXP       172967127   3598  3670936           3670936      1     3670936
Commerce Bancorp Inc NJ                 COM       200519106    277     4200              4200               4200
Commerce Bancorp Inc NJ                 COM       200519106   4664    70800             70800              70800
Echostar Communications New            CL A       278762109   3761   114850            114850             114850
Echostar Communications New            CL A       278762109  64632  1973500           1973500      1     1973500
Erie Indty Co                          CL A       29530P102   2046    42400             42400              42400
Erie Indty Co                          CL A       29530P102  34163   707892            707892      1      707892
Intergraph Corp                         COM       458683109   1958    80697             80697              80697
Intergraph Corp                         COM       458683109  32766  1350622           1350622      1     1350622
International Speedway Corp            CL A       460335201    830    17670             17670              17670
International Speedway Corp            CL A       460335201  13119   279130            279130      1      279130
Juno Ltg Inc                        COM NEW       482047206    854    30319             30319              30319
Juno Ltg Inc                        COM NEW       482047206  12852   456227            456227      1      456227
Morgan Stanley                      COM NEW       617446448   1304    22750             22750              22750
Morgan Stanley                      COM NEW       617446448  22161   386750            386750      1      386750
SLM Corp                                COM       78442P106    950    22700             22700              22700
SLM Corp                                COM       78442P106  15790   377300            377300      1      377300
Safety Ins Group Inc                    COM       78648T100    366    19300             19300              19300
Safety Ins Group Inc                    COM       78648T100   5818   306831            306831      1      306831


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.

